Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Cost of Goods Sold (Policies)	3 Months Ended
Mar. 31, 2015
Policies
Cost of Goods Sold

Cost of goods sold

Cost of goods sold ('COGS') primarily consist of raw materials purchases and third party processing costs. COGS also include: warehousing and distribution costs for inbound freight charges; shipping and handling costs; purchasing and receiving costs; costs for our labor; direct and indirect overhead costs; and the processing, bottling and shipping costs charged by 3rd party manufacturers.